Related-Party Transactions - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Patent No. 8,420,051 [Member]
Related Party Transaction [Line Items]
Expected patent expiration year		2029
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Consulting agreement fees paid to Prof. Dr. Skerra	$ 16,717		$ 26,593
TUM [Member]
Related Party Transaction [Line Items]
Patent expiration year		2027
Transfer of licenses and protective rights	$ 41,791
Total expenses			$ 100,000